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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22359

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450  Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         May 31, 2013

Date of reporting period:       February 28, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)
COMMON STOCKS - 89.4%	Shares	Value
Consumer Discretionary - 23.4%
Auto Components - 1.7%
Autoliv, Inc.	1,585	$103,310

Distributors - 0.7%
LKQ Corp. *	2,017	42,740

Diversified Consumer Services - 1.4%
Coinstar, Inc. *	1,712	87,637

Hotels, Restaurants & Leisure - 2.8%
Panera Bread Co. *	510	82,085
Wyndham Worldwide Corp.	1,509	90,902
		172,987
Household Durables - 1.9%
Jarden Corp.*	1,947	120,928

Internet & Catalog Retail - 2.7%
Expedia, Inc.	2,580	164,707

Leisure Equipment & Products - 1.6%
Polaris Industries, Inc.	1,114	97,330

Multi-line Retail - 0.9%
Dillard's, Inc.	703	56,015

Specialty Retail - 8.6%
AutoNation, Inc. *	1,876	82,113
DSW, Inc.	949	64,238
PetSmart, Inc.	1,886	122,797
Sally Beauty Holdings, Inc. *	1,350	37,449
Signet Jewelers Ltd.	2,267	138,786
Williams Sonoma, Inc.	1,947	88,394
		533,777
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	575	70,064

Energy - 3.3%
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc.	1,220	80,837

Oil, Gas & Consumable Fuels - 2.0%
SandRidge Energy, Inc. *	6,237	35,551
Western Refining, Inc.	2,373	85,167
		120,718

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 89.4% (Continued)	Shares	Value
Financials - 8.4%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. *	458	$66,973
Evercore Partners, Inc.	1,405	57,184
Janus Capital Group, Inc.	5,948	55,078
		179,235
Commercial Banks - 2.2%
Cullen/Frost Bankers, Inc.	1,241	75,155
First Republic Bank	1,589	57,919
		133,074
Insurance - 1.3%
XL Group plc	2,909	83,314

Real Estate Management & Development - 2.0%
CBRE Group, Inc. *	5,016	121,237

Health Care - 10.3%
Biotechnology - 3.4%
Genomic Health, Inc. *	1,364	39,079
Incyte Corp. *	1,557	34,565
Myriad Genetics, Inc. *	933	23,717
Onyx Pharmaceuticals, Inc. *	749	56,407
United Therapeutics Corp. *	931	55,683
		209,451
Health Care Equipment & Supplies - 1.0%
Volcano Corp. *	2,908	62,929

Health Care Providers & Services - 2.4%
Hanger, Inc. *	974	28,889
Select Medical Holdings Corp.	2,117	19,561
Universal Health Services, Inc.	1,780	103,044
		151,494
Life Sciences Tools & Services - 3.5%
Illumina, Inc. *	2,387	119,660
PAREXEL International Corp. *	2,760	95,744
		215,404
Industrials - 12.0%
Electrical Equipment - 0.7%
EnerSys, Inc. *	1,055	43,128

Machinery - 4.1%
Nordson Corp.	1,347	85,400
Valmont Industries, Inc.	546	86,022
Wabtec Corp.	848	82,926
		254,348
Professional Services - 2.8%
Robert Half International, Inc.	1,744	61,999
Towers Watson & Co.	1,665	110,839
		172,838
Road & Rail - 2.3%
Hertz Global Holdings, Inc. *	7,234	144,318

Trading Companies & Distributors - 2.1%
United Rentals, Inc. *	2,421	129,306

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 89.4% (Continued)	Shares	Value
Information Technology - 27.5%
Communications Equipment - 1.3%
Ixia *	3,870	$78,484

Electronic Equipment, Instruments & Components - 3.4%
Dolby Laboratories, Inc.	2,007	63,983
FEI Co.	1,081	68,471
Jabil Circuit, Inc.	4,158	77,879
		210,333
Internet Software & Services - 6.8%
Akamai Technologies, Inc. *	2,416	89,295
Dice Holdings, Inc. *	2,978	28,708
IAC/InterActiveCorp	2,649	107,947
MercadoLibre, Inc.	1,277	109,324
Rackspace Hosting, Inc. *	1,578	88,147
		423,421
IT Services - 9.6%
Alliance Data Systems Corp. *	750	119,018
FleetCor Technologies, Inc. *	1,315	91,800
Gartner, Inc. - Class A *	1,959	97,480
Heartland Payment Systems, Inc.	2,173	67,580
InterXion Holding N.V.*	1,821	45,033
Lender Processing Services, Inc.	2,487	61,081
Total System Services, Inc.	4,618	109,724
		591,716
Semiconductors & Semiconductor Equipment - 2.3%
Entegris, Inc. *	6,113	58,135
NXP Semiconductors N.V. *	2,652	85,713
		143,848
Software - 4.1%
Informatica Corp. *	1,760	61,618
SolarWinds, Inc. *	1,833	103,491
TIBCO Software, Inc. *	4,238	90,905
		256,014
Materials - 4.5%
Chemicals - 1.2%
Albemarle Corp.	1,135	73,866

Construction Materials - 1.3%
Eagle Materials, Inc.	1,291	83,024

Containers & Packaging - 1.4%
Silgan Holdings, Inc.	2,006	86,118

Paper & Forest Products - 0.6%
KapStone Paper and Packaging Corp.	1,438	38,308

Total Common Stocks (Cost $5,251,174)		$5,536,258

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 5.7%	Shares	Value
Fidelity Institutional Money Market Portfolio, 0.12% (a)
(Cost $350,158)	350,158	$350,158

Total Investments at Value — 95.1% (Cost $5,601,332)		$5,886,416

Other Assets in Excess of Liabilities — 4.9%		304,790

Net Assets — 100.0%		$6,191,206

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$5,536,258	$-	$-	$5,536,258
Money Market Funds	350,158	-	-	350,158
Total	$5,886,416	$-	$-	$5,886,416

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of February 28, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2013:

Tax cost of portfolio investments	$5,601,461

Gross unrealized appreciation	$422,499
Gross unrealized depreciation	(137,544)

Net unrealized appreciation	$284,955

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio could be adversely affected. As of February 28, 2013, the Fund had 27.5% of the value of its net assets invested in stocks within the Information Technology sector.

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

CORPORATE BONDS - 97.6%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 7.2%
Cablevision Systems Corp.	09/15/22	5.875%	$45,000	$43,875
CCO Holdings, LLC	09/30/22	5.250%	43,000	42,516
Lamar Media Corp.	02/01/22	5.875%	40,000	43,600
MGM Resorts International	12/15/21	6.625%	45,000	46,631
Tenneco, Inc.	12/15/20	6.875%	45,000	49,388
Walt Disney Co. (The)	12/01/22	2.350%	150,000	147,259
				373,269
Consumer Staples - 1.9%
Anheuser-Busch InBev SA/NV	01/17/23	2.625%	100,000	99,241

Energy - 14.4%
Apache Corp.	04/15/22	3.250%	150,000	155,468
Arch Coal, Inc.	10/01/20	7.250%	46,000	39,675
Chesapeake Energy Corp.	02/15/21	6.125%	42,000	44,730
Chevron Corp.	12/05/22	2.355%	150,000	149,634
ConocoPhillips Co.	12/15/22	2.400%	150,000	147,001
Denbury Resources, Inc.	07/15/23	4.625%	45,000	44,212
Forest Oil Corp.	06/15/19	7.250%	42,000	42,525
Peabody Energy Corp.	11/01/26	7.875%	41,000	44,075
Range Resources Corp.	08/15/22	5.000%	39,000	40,073
Teekay Corp.	01/15/20	8.500%	40,000	43,200
				750,593
Financials - 23.2%
Bank of America Corp.	01/11/23	3.300%	150,000	149,833
Ford Motor Credit Co. LLC	01/15/20	8.125%	32,000	40,434
Ford Motor Credit Co. LLC	09/20/22	4.250%	150,000	154,957
General Electric Capital Corp.	09/07/22	3.150%	150,000	150,453
International Lease Finance Corp.	01/15/22	8.625%	35,000	44,625
International Lease Finance Corp.	08/15/22	5.875%	150,000	160,910
JPMorgan Chase & Co.	01/24/22	4.500%	150,000	167,271
PNC Financial Services Group, Inc.	11/15/22	2.854%	150,000	149,885
U.S. Bancorp	07/15/22	2.950%	150,000	149,838
Zayo Group, LLC	01/01/20	8.125%	40,000	44,900
				1,213,106
Health Care - 6.5%
Community Health Systems, Inc.	11/15/19	8.000%	38,000	42,133
Community Health Systems, Inc.	07/15/20	7.125%	4,000	4,315
Davita Healthcare Partners, Inc.	11/01/20	6.625%	40,000	43,800
HCA, Inc.	02/15/21	6.250%	40,000	42,300

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.6% (Continued)	Maturity	Coupon	Par Value	Value
Health Care - 6.5% (Continued)
Healthsouth Corp.	11/01/24	5.750%	$43,000	$43,430
PerkinElmer, Inc.	11/15/21	5.000%	150,000	164,452
				340,430
Industrials - 17.3%
Avis Budget Car Rental, LLC	03/15/20	9.750%	40,000	46,300
B/E Aerospace, Inc.	04/01/22	5.250%	40,000	41,700
General Dynamics Corp.	11/15/22	2.250%	150,000	144,360
Hertz Corp.	01/15/21	7.375%	38,000	42,085
Iron Mountain, Inc.	08/15/24	5.750%	43,000	43,108
R.R. Donnelley & Sons Co.	05/15/18	7.250%	42,000	44,100
R.R. Donnelley & Sons Co.	06/15/20	7.625%	4,000	4,090
Raytheon Co.	12/15/22	2.500%	150,000	147,268
Stanley Black & Decker, Inc.	11/01/22	2.900%	150,000	150,462
United Rentals North America, Inc.	06/15/23	6.125%	40,000	42,200
US Airways Class A Pass Through Certificates, Series 2012-2	06/03/25	4.625%	150,000	156,000
US Airways Class B Pass Through Certificates, Series 2012-1	10/01/19	8.000%	40,000	44,000
				905,673
Information Technology - 6.6%
Equinix, Inc.	07/15/21	7.000%	41,000	45,151
Hewlett-Packard Co.	09/15/21	4.375%	150,000	150,976
Intel Corp.	12/15/22	2.700%	150,000	148,556
				344,683
Materials - 4.4%
Huntsman International, LLC	03/15/21	8.625%	36,000	40,860
Praxair, Inc.	08/15/22	2.200%	150,000	145,703
Vulcan Materials Co.	06/15/21	7.500%	36,000	42,300
				228,863
Telecommunication Services - 11.1%
AT&T, Inc.	12/01/22	2.625%	150,000	145,983
Embarq Corp.	06/01/36	7.995%	40,000	42,555
Frontier Communications, Inc.	07/01/21	9.250%	40,000	46,200
Intelsat Jackson Holdings S.A.	04/01/21	7.500%	40,000	43,500
Mediacom, LLC/Mediacom Capital Corp.	02/15/22	7.250%	40,000	43,500
Qwest Corp.	12/01/21	6.750%	100,000	115,607
Verizon Communications, Inc.	11/01/22	2.450%	150,000	144,189
				581,534

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.6% (Continued)	Maturity	Coupon	Par Value	Value
Utilities - 5.0%
AES Corp. (The)	07/01/21	7.375%	$45,000	$51,075
Amerigas Finance, LLC	05/20/22	7.000%	38,000	41,230
DPL, Inc.	10/15/21	7.250%	37,000	39,867
Ferrellgas, L.P.	05/01/21	6.500%	44,000	44,825
NRG Energy, Inc.	05/15/21	7.875%	37,000	41,718
Suburban Propane Partners, L.P., CV	03/15/20	7.375%	41,000	44,280
				262,995

Total Investments at Value - 97.6% (Cost $5,115,983)				$5,100,387

Other Assets in Excess of Liabilities - 2.4%				125,792

Net Assets - 100.0%				$5,226,179

CV	- Convertible Security.

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board. Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs

•      Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,100,387	$-	$5,100,387

As of February 28, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2013:

Tax cost of portfolio investments	$5,115,983

Gross unrealized appreciation	$42,295
Gross unrealized depreciation	(57,891)

Net unrealized depreciation on investments	$(15,596)

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

COMMON STOCKS - 26.5%	Shares	Value
Consumer Discretionary - 4.4%
Household Durables - 1.0%
Tempur-Pedic International, Inc. (a) (b)	3,700	$151,959

Internet & Catalog Retail - 2.5%
Netflix, Inc. (a) (b)	2,122	399,106

Media - 0.9%
DIRECTV (a) (b)	2,800	134,876

Consumer Staples - 2.2%
Tobacco - 2.2%
Philip Morris International, Inc. (b)	3,800	348,650

Energy - 4.5%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (b)	4,699	327,426
National Oilwell Varco, Inc.	1,000	68,130
		395,556
Oil, Gas & Consumable Fuels - 2.0%
Peabody Energy Corporation	14,200	306,152

Financials - 0.4%
Capital Markets - 0.4%
Ares Capital Corporation	3,500	64,803

Health Care - 2.8%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a) (b)	4,800	416,352
Seattle Genetics, Inc. (a) (b)	600	16,884
		433,236
Industrials - 1.3%
Air Freight & Logistics - 0.1%
FedEx Corporation	200	21,086

Machinery - 1.2%
Caterpillar, Inc. (b)	2,000	184,740

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.5% (Continued)			Shares	Value
Information Technology - 7.2%
Computers & Peripherals - 5.1%
Apple, Inc. (b)			1,800	$794,520

Semiconductors & Semiconductor Equipment - 2.1%
Cree, Inc. (a) (b)			7,200	325,656

Materials - 2.8%
Metals & Mining - 2.8%
Freeport-McMoRan Copper & Gold, Inc.			8,100	258,552
Teck Resources Ltd. - Class B			5,800	179,162
				437,714
Utilities - 0.9%
Electric Utilities - 0.9%
Southern Company (The) (b)			3,000	135,030

Total Common Stocks (Cost $4,246,212)				$4,133,084

EXCHANGE-TRADED FUNDS - 9.3%			Shares	Value
S&P 500 Depositary Receipts Trust Series I			4,000	$606,120
SPDR Gold Trust (a) (b) (c)			5,500	841,280
Total Exchange-Traded Funds (Cost $1,464,664)				$1,447,400

PURCHASED OPTION CONTRACTS - 11.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 4.0%
Alexion Pharmaceuticals, Inc.	05/18/13	$85.0	25	$16,125
Amazon.com, Inc.	03/16/13	270.0	30	9,450
Apple, Inc.	03/08/13	445.0	18	10,260
Apple, Inc.	10/19/13	540.0	12	11,070
DIRECTV	03/16/13	52.5	44	330
Direxion Daily Financial Bull 3X Shares	04/20/13	150.0	12	9,000
Facebook, Inc. - Class A	03/16/13	20.0	30	21,750
Facebook, Inc. - Class A	06/22/13	18.0	35	32,987
Facebook, Inc. - Class A	06/22/13	20.0	10	7,575
Facebook, Inc. - Class A	06/22/13	21.0	80	53,600
Facebook, Inc. - Class A	06/22/13	22.0	60	35,100
Facebook, Inc. - Class A	06/22/13	23.0	30	15,150

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 11.4% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 4.0% (Continued)
Facebook, Inc. - Class A	06/22/13	$24.0	175	$75,688
Facebook, Inc. - Class A	06/22/13	25.0	151	55,115
Facebook, Inc. - Class A	01/17/15	27.0	10	6,125
Facebook, Inc. - Class A	01/17/15	45.0	150	26,325
Freeport-McMoRan Copper & Gold, Inc.	05/18/13	33.0	10	1,235
Gap, Inc. (The)	03/16/13	36.0	30	705
Gap, Inc. (The)	04/20/13	35.0	20	1,590
iShares Silver Trust	01/18/14	38.0	274	10,138
J.C. Penney Company, Inc.	03/02/13	25.0	20	10
KB Home	04/20/13	13.0	40	22,800
KB Home	04/20/13	14.0	178	84,550
KB Home	04/20/13	15.0	120	46,200
KB Home	04/20/13	16.0	10	2,970
LinkedIn Corporation	03/02/13	160.0	16	12,920
LinkedIn Corporation	03/08/13	170.0	20	5,630
priceline.com, Inc.	03/02/13	725.0	4	40
Skyworks Solutions, Inc.	05/18/13	22.0	30	4,575
SPDR Gold Trust	01/18/14	190.0	30	4,005
SPDR Gold Trust	01/17/15	160.0	10	12,850
Tempur-Pedic International, Inc.	04/20/13	41.0	30	12,150
Textron, Inc.	03/16/13	24.0	30	14,550
				622,568
Put Option Contracts - 7.4%
Alexion Pharmaceuticals, Inc.	03/16/13	85.0	27	3,240
Alexion Pharmaceuticals, Inc.	05/18/13	95.0	45	47,250
Amazon.com, Inc.	03/16/13	270.0	30	26,850
Apple, Inc.	06/22/13	585.0	37	542,512
Caterpillar, Inc.	08/17/13	90.0	20	10,600
Cree, Inc.	03/16/13	46.0	105	18,322
Diamond Offshore Drilling, Inc.	06/20/13	71.8	74	31,635
DIRECTV	03/16/13	52.5	44	19,140
Direxion Daily Financial Bull 3X Shares	04/20/13	153.0	12	14,730
Facebook, Inc. - Class A	03/16/13	19.0	80	80
Facebook, Inc. - Class A	05/18/13	27.0	80	15,600
FedEx Corporation	04/20/13	97.5	30	3,030
Freeport-McMoRan Copper & Gold, Inc.	05/18/13	39.0	115	86,537
Gap, Inc. (The)	03/16/13	30.0	30	795
Gap, Inc. (The)	04/20/13	31.0	20	1,900
KB Home	04/20/13	16.0	22	682

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 11.4% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 7.4% (Continued)
LinkedIn Corporation	03/16/13	$155.0	50	$5,050
National Oilwell Varco, Inc.	05/18/13	67.5	10	3,350
National Oilwell Varco, Inc.	08/17/13	67.5	10	5,100
Netflix, Inc.	04/20/13	160.0	65	28,275
Netflix, Inc.	05/18/13	180.0	20	36,000
Peabody Energy Corporation	06/22/13	28.0	30	20,100
Peabody Energy Corporation	06/22/13	29.0	165	125,400
Phillip Morris International, Inc.	06/22/13	90.0	15	4,800
Phillip Morris International, Inc.	01/18/14	90.0	5	3,488
priceline.com, Inc.	03/02/13	620.0	4	10
Skyworks Solutions, Inc.	05/18/13	21.0	40	6,700
Southern Company (The)	05/16/13	44.0	10	695
SPDR Gold Trust	01/18/14	150.0	60	42,300
SPDR S&P 500 ETF Trust	04/20/13	150.0	10	2,555
SPDR S&P 500 ETF Trust	06/22/13	146.0	50	16,425
Teck Resources Ltd. - Class B	05/18/13	36.0	20	10,950
Teck Resources Ltd. - Class B	05/18/13	39.0	10	8,275
Teck Resources Ltd. - Class B	08/17/13	38.0	20	16,300
Tempur-Pedic International, Inc.	03/16/13	35.0	19	903
Textron, Inc.	03/16/13	24.0	80	120
				1,159,699

Total Purchased Option Contracts (Cost $1,523,560)				$1,782,267

U.S. TREASURY OBLIGATIONS - 6.7%	Maturity	Interest Rate (d)	Par Value	Value
U.S. Treasury Bills	04/04/13	0.100%	$40,000	$39,998
U.S. Treasury Bills	04/25/13	0.100%	1,000,000	999,863
Total U.S. Treasury Obligations (Cost $1,039,477)				$1,039,861

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 48.0%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Shares, 0.12% (e) (Cost $7,486,622)	7,486,622	$7,486,622

Total Investments at Value - 101.9% (Cost $15,760,535)		$15,889,234

Securities Sold Short and Written Options - (15.7%)		(2,451,870)

Other Assets in Excess of Liabilities - 13.8%		2,155,072

Net Assets - 100.0%		$15,592,436

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to Schedule of Investments.

VFM STEADFAST FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2013 (Unaudited)

COMMON STOCKS - 14.2%	Shares	Value
Consumer Discretionary - 3.7%
Household Durables - 3.7%
KB Home	31,179	$582,736

Health Care - 0.7%
Biotechnology - 0.7%
Seattle Genetics, Inc.	3,800	106,932

Industrials - 0.4%
Aerospace & Defense - 0.4%
Textron, Inc.	2,300	66,355

Information Technology - 9.4%
Internet Software & Services - 9.2%
Facebook, Inc. - Class A	52,600	1,433,350

Semiconductors & Semiconductor Equipment - 0.2%
Skyworks Solutions, Inc.	1,200	25,560

Total Common Stocks (Cost $2,229,576)		$2,214,933

EXCHANGE-TRADED FUNDS - 0.1%	Shares	Value
iShares Silver Trust (Cost $12,995)	400	$11,016

Total Securities Sold Short - 14.3% (Cost $2,242,571)		$2,225,949

See accompanying notes to Schedule of Investments.

VFM STEADFAST FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
February 28, 2013 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Alexion Pharmaceuticals, Inc.	03/16/2013	$85.0	20	$5,950	$4,894
Alexion Pharmaceuticals, Inc.	03/16/2013	90.0	20	1,600	4,147
Apple, Inc.	03/02/2013	455.0	2	33	1,189
Caterpillar, Inc.	03/16/2013	92.5	10	1,495	1,355
Cree, Inc.	03/02/2013	45.0	15	742	1,009
Cree, Inc.	03/08/2013	45.5	5	412	518
Diamond Offshore Drilling, Inc.	06/22/2013	68.5	10	4,200	5,236
DIRECTV	03/16/2013	50.0	7	189	432
Direxion Daily Financial Bull 3X Shares	03/08/2013	151.0	10	1,990	3,383
Facebook, Inc. - Class A	01/17/2015	32.0	50	22,500	29,197
Gap, Inc. (The)	03/16/2013	35.0	30	1,275	1,545
Gap, Inc. (The)	04/20/2013	36.0	20	1,080	1,221
iShares Silver Trust	03/08/2013	27.5	27	1,215	1,163
iShares Silver Trust	01/18/2014	34.0	20	1,480	3,658
J.C. Penney Company, Inc.	03/02/2013	21.0	20	10	2,515
J.C. Penney Company, Inc.	03/02/2013	23.0	5	2	259
KB Home	03/16/2013	18.0	8	792	500
KB Home	03/16/2013	20.0	5	80	213
KB Home	04/20/2013	17.0	20	4,410	2,227
LinkedIn Corporation	03/02/2013	165.0	19	6,603	7,013
Netflix, Inc.	03/02/2013	180.0	3	2,490	1,439
Netflix, Inc.	03/02/2013	190.0	5	610	1,444
Philip Morris International, Inc.	03/16/2013	92.5	20	1,590	1,560
Phillip Morris International, Inc.	03/02/2013	92.5	10	95	1,395
priceline.com, Inc.	03/02/2013	715.0	4	50	3,188
Seattle Genetics, Inc.	03/16/2013	30.0	17	340	2,000
Southern Company (The)	03/16/2013	44.0	20	2,260	1,534
SPDR Gold Trust	03/02/2013	152.5	10	880	1,038
SPDR Gold Trust	03/02/2013	153.0	30	1,755	2,450
SPDR Gold Trust	03/02/2013	154.0	10	205	1,025

VFM STEADFAST FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts (Continued)
SPDR Gold Trust	01/17/2015	$190.0	82	$46,330	$83,996
SPDR S&P 500 ETF Trust	03/08/2013	151.0	10	1,670	999
Tempur-Pedic International, Inc.	03/16/2013	36.0	5	2,900	1,049
Tempur-Pedic International, Inc.	03/16/2013	37.0	15	7,500	2,800
Tempur-Pedic International, Inc.	03/16/2013	39.0	26	9,490	2,751
Tempur-Pedic International, Inc.	03/16/2013	41.0	30	7,425	7,663
Tempur-Pedic International, Inc.	03/16/2013	48.0	20	750	1,146
Textron, Inc.	03/16/2013	30.0	30	435	1,485
				142,833	190,636
Put Option Contracts
Amazon.com, Inc.	03/02/2013	255.0	20	200	4,944
Amazon.com, Inc.	03/02/2013	265.0	10	1,975	3,498
Apple, Inc.	03/02/2013	440.0	10	1,810	5,922
Apple, Inc.	03/02/2013	445.0	7	3,185	3,447
Ares Capital Corporation	03/16/2013	18.0	20	300	720
Cree, Inc.	03/02/2013	43.5	14	70	940
DIRECTV	03/16/2013	50.0	18	3,690	2,496
Direxion Daily Financial Bull 3X Shares	03/02/2013	149.0	9	2,043	1,771
Facebook, Inc. - Class A	03/08/2013	26.5	40	1,140	1,838
Facebook, Inc. - Class A	06/22/2013	24.0	80	8,360	6,152
Facebook, Inc. - Class A	06/22/2013	25.0	120	16,380	11,955
Freeport-McMoRan Copper & Gold, Inc.	03/08/2013	32.0	40	2,400	2,452
Gap, Inc. (The)	03/16/2013	31.0	30	1,365	1,230
Gap, Inc. (The)	04/20/2013	30.0	20	1,290	1,208
KB Home	03/16/2013	17.0	58	638	2,853
KB Home	03/16/2013	19.0	9	693	563
KB Home	04/20/2013	13.0	10	40	718
LinkedIn Corporation	03/16/2013	140.0	40	720	3,649
National Oilwell Varco, Inc.	03/16/2013	65.0	5	252	498

VFM STEADFAST FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts (Continued)
National Oilwell Varco, Inc.	03/16/2013	$67.5	20	$2,480	$2,920
Netflix, Inc.	03/02/2013	175.0	6	36	1,797
Netflix, Inc.	05/18/2013	160.0	10	9,950	11,722
Peabody Energy Corporation	03/16/2013	23.0	45	7,335	2,864
priceline.com, Inc.	03/02/2013	630.0	4	20	2,786
Seattle Genetics, Inc.	03/16/2013	30.0	47	9,753	8,070
Skyworks Solutions, Inc.	03/16/2013	21.0	25	1,438	2,353
Skyworks Solutions, Inc.	03/16/2013	24.0	5	1,375	373
SPDR Gold Trust	03/02/2013	152.0	14	385	1,597
SPDR Gold Trust	03/02/2013	153.0	15	945	1,001
SPDR S&P 500 ETF Trust	06/22/2013	140.0	10	1,995	2,690
Teck Resources Ltd. - Class B	03/16/2013	31.0	10	825	935
				83,088	95,962

Total Written Option Contracts				$225,921	$286,598

See accompanying notes to Schedule of Investments.

VFM STEADFAST FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

1.	Securities Valuation

VFM Steadfast Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  Options listed for trading on a securities exchange or board of trade are valued at the mean of the last quoted bid and ask prices at the time of valuation.  If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00.  In determining bid and ask prices for exchange-listed options, pricing will be based on bid and ask prices as reported on the option’s primary exchange.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

Option contracts purchased and written by the Fund are classified as Level 2 since they are valued using “other significant observable inputs” at the mean of the last quoted bid and ask prices at the time of valuation. U.S. Treasury obligations are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

VFM STEADFAST FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$4,133,084	$-	$-	$4,133,084
Exchange-Traded Funds	1,447,400	-	-	1,447,400
Purchased Option Contracts	-	1,782,267	-	1,782,267
U.S. Treasury Obligations	-	1,039,861	-	1,039,861
Money Market Funds	7,486,622	-	-	7,486,622
Total	$13,067,106	$2,822,128	$-	$15,889,234

Other Financial Instruments:
Common Stocks - Sold Short	$(2,214,933)	$-	$-	$(2,214,933)
Exchange-Traded Funds - Sold Short	(11,016)	-	-	(11,016)
Written Option Contracts	-	(225,921)	-	(225,921)
Total	$(2,225,949)	$(225,921)	$-	$(2,451,870)

Refer to the Fund’s Schedule of Investments, Schedule of Securities Sold Short and Schedule of Open Written Option Contracts, as applicable, for a listing of the securities and other financial instruments valued using Level 1 and Level 2 inputs by security type and industry type.  As of February 28, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2013:

Tax cost of portfolio investments	$15,879,513
Gross unrealized appreciation	$748,741
Gross unrealized depreciation	(739,020)
Net unrealized appreciation on investments	$9,721
Net unrealized depreciation on securities
sold short and written options	$(155,241)

As of February 28, 2013 the tax cost of securities sold short and written options is $2,296,629.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhami
Nitin N. Kumbhami, Principal Executive Officer of APEXcm Small & Mid Cap Growth Fund

Date	April 24, 2013

By (Signature and Title)*		/s/ Jerry A. Verseput
Jerry A. Verseput, Principal Executive Officer of Veripax Steadfast Fund

Date	April 24, 2013

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management: Broadmarket Strategic Income Fund

Date	April 24, 2013

By (Signature and Title)*		/s/ Julie M. Schmuelling
Julie M. Schmuelling, Treasurer

Date	April 24, 2013

* Print the name and title of each signing officer under his or her signature.